Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 143,101		¥ 136,803		¥ 137,317
Japan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Japan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		35,969		40,356
Japan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		17,445	[1]	13,607	[2]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	25,645		19,692
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		26,799	[4]	24,972	[5]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		37,243	[6]	38,176
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[6]	0
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[6]	0
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[6]	0
Japan | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	31,655		32,372
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	31,655		32,372
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Japan | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	4,314		7,984
Japan | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Japan | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	4,314		7,984
Japan | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		153,803		122,204		¥ 127,251
Overseas plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		140,983		107,350
Overseas plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		11,720		13,894
Overseas plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		61,210		49,040
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		61,210		49,040
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	1,100		960
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		79,773		58,310
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		79,773		58,310
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,506		4,111
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,506		4,111
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	471		486
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	471		486
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas plans | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	6,743		9,297
Overseas plans | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	6,743		9,297
Overseas plans | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	¥ 0		¥ 0

[1]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥32 million at March 31, 2024.
[2]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2023.
[3]	These funds invest in listed shares.
[4]	These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥24 million at March 31, 2024.
[5]	These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥35 million at March 31, 2023.
[6]	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
[7]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[8]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.